NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands				12 Months Ended
	May 15, 2018	May 11, 2018	Nov. 06, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2012	Nov. 20, 2015	Aug. 31, 2015
Statement [Line Items]
Loss for the year				$ (41,024)	$ (590,371)	$ (36,651)
Negative equity				$ 19,530	$ 23,266	$ (419,448)			$ (473,346)
Units issued - financing (Shares)	117,453,862	15,090,999		132,544,861
Proceeds from units issued	$ 17,600	$ 2,300		$ 19,900
Approximations [Member]
Statement [Line Items]
Loss for the year				41,000
Negative equity				$ 19,500
Units issued - financing (Shares)				132,000,000
LMM Facility [Member]
Statement [Line Items]
Borrowings				$ 46,500				$ 40,000
Maseve Investments 11 (Pty) Ltd. [Member]
Statement [Line Items]
Proportion of ownership interest					82.90%
Proceeds from sale of interests				74,000
Waterberg Project [Member]
Statement [Line Items]
Proportion of ownership interest			37.05%		45.65%		37.00%
Decrease in proportion of ownership, interest sold			8.60%
Waterberg Project [Member] | Implats [Member]
Statement [Line Items]
Proceeds from sale of interests				$ 17,200
Decrease in proportion of ownership, interest sold				8.60%